KINGSBARN DIVIDEND OPPORTUNITY ETF

Schedule of Investments

January 31, 2025 (unaudited)

		Shares	Value
93.38%	COMMON STOCK
27.25%	BUSINESS DEVELOPMENT COMPANIES
	Midcap Financial Investment Corp.	6,573	$92,022
	BlackRock TCP Capital Corp.	6,318	58,189
	CION Investment Corporation	7,989	93,631
	Goldman Sachs BDC, Inc.	265	3,403
	Runway Growth Finance Corp.	5,095	59,153
	Trinity Capital Inc.	3,879	59,349
			365,747

8.72%	COMMERCIAL MORTGAGE REIT
	Rithm Property Trust, Inc.	18,877	58,141
	TPG RE Finance Trust, Inc.	6,998	58,853
			116,994

6.90%	DIVERSIFIED REIT
	Rithm Capital Corp.	8,050	92,656

50.51%	RESIDENTIAL MORTGAGE REIT
	AGNC Investment Corp.	5,984	59,660
	Annaly Capital Management, Inc.	4,624	94,376
	Chimera Investment Corp.	4,051	60,319
	Dynex Capital, Inc.	7,056	93,633
	Invesco Mortgage Capital, Inc.	7,045	59,600
	MFA Financial, Inc.	8,939	93,860
	Orchid Island Capital, Inc.	6,929	57,857
	PennyMac Mortgage Investment Trust	4,533	61,649
	Two Harbors Investment Corp.	7,612	97,053
			678,007

93.38%	TOTAL COMMON STOCK		1,253,404

KINGSBARN DIVIDEND OPPORTUNITY ETF

Schedule of Investments

January 31, 2025 (unaudited)

		Shares	Value

4.47%	CLOSED END FUND
	Sound Point Meridian Capital, Inc.	2,906	$60,009

4.47%	TOTAL EXCHANGE TRADED FUND		60,009

97.85%	TOTAL INVESTMENTS		1,313,413

2.15%	Other assets, net of liabilities		28,800
100.00%	NET ASSETS		$1,342,213

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$1,253,404			$1,253,404
CLOSED END FUND	60,009			60,009
TOTAL INVESTMENTS	$1,313,413			$1,313,413

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,265,976, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$48,238
Gross unrealized depreciation	(801)
Net unrealized appreciation	$47,437